Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities
Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2023	2022	2021
Wages and Salaries	6,214	4,286	4,345
Social security contributions	2,319	1,940	2,049
Net service costs	38	42	68
Total	8,571	6,268	6,462

Employee Benefit Plans - Schedule of Assumptions Used
	As at December 31,	As at December 31,	As at December 31,
Assumptions	2023	2022	2021
	France	France	France
Discount rate	3.05%	3.65%	0.75%
Expected rate of return on plan assets	n/a	n/a	n/a
Salary increases	3%	3%	3%

Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets
Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2023	2022	2021

Projected benefit obligation	396	575	1,015
Surplus / deficit	396	575	1,015

Opening balance sheet asset / provision (funded status)	396	575	1,015

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	396	575	1,015
Net service cost	38	43	71
Interest expense	14	4	3
Net benefits paid to participants	(22)	(24)	(116)
Actuarial losses / (gains)	(11)	(170)	(141)
Curtailment & settlement	0	0	(187)
Currency translation adjustment	11	(32)	(70)
Projected benefit obligation at end of year	426	396	575

Reconciliation to balance sheet end of year
Defined benefit obligation - funded plans	426	396	575
Surplus / deficit	426	396	575

Closing balance sheet asset / provision (funded status)	426	396	575

Amounts recognized in accumulated other comprehensive income / (loss)
Net loss / (gain)	(385)	(364)	(205)
Deficit	(385)	(364)	(205)

Estimated amount to be amortized from accumulated other comprehensive income / (loss) into NPBC over next fiscal year
Net loss / (gain)	47	52	51

Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations
Movement in Funded Status
USD'000
Fiscal year	2023	2022	2021

Opening balance sheet liability (funded status)	396	575	1,015

Net service cost	38	43	71
Interest cost / (credit)	14	4	3
Settlement / curtailment cost / (credit)	—	—	(194)
Currency translation adjustment	—	—	(1)
Total net periodic benefit cost / (credit)	52	47	(121)

Actuarial (gain) / loss on liabilities due to experience	(11)	(170)	(142)
Total (gain) / loss recognized via OCI	(11)	(170)	(142)

Employer contributions paid in the year + Cashflow required to pay benefit payments	(22)	(24)	(116)
Total cashflow	(22)	(24)	(116)

Currency translation adjustment	11	(32)	(61)
Closing balance sheet liability (funded status)	426	396	575

Reconciliation of Net gain / loss
Amount at beginning of year	(364)	(205)	(68)
Liability (gain) / loss	(11)	(170)	(142)
Currency translation adjustment	(10)	11	5
Amount at December 31,	(385)	(364)	(205)

Employee Benefit Plans - Schedule of Future Contributions Payable	The table below shows the breakdown of expected future contributions payable to the Plan:
Period USD'000	France
2024	38
2025	—
2026	53
2027	52
2028	42
2029 to 2033	347